Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Operating Lease [Line Items]
Cost		¥ 49,493	¥ 10,727
Accumulated depreciation		(741)	(980)
Net carrying amount		48,752	9,747
Real estate [Member]
Operating Lease [Line Items]
Cost	[1]	21	354
Accumulated depreciation	[1]		(292)
Net carrying amount	[1]	21	62
Aircraft [Member]
Operating Lease [Line Items]
Cost		49,472	10,373
Accumulated depreciation		(741)	(688)
Net carrying amount		¥ 48,731	¥ 9,685

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.